As filed with the Securities and Exchange Commission on March 31, 1997

                    Securities Act Registration No. 33-53368
                  Investment Company Registration No. 811-07290


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Post-Effective Amendment No. 7  |X|
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 9
                       (Check appropriate box or boxes) x
                                                       ---

                          BEAR STEARNS INVESTMENT TRUST
                        (a Massachusetts Business Trust)
               (Exact Name of Registrant as Specified in Charter)

                                 245 Park Avenue
                            New York, New York 10167
                    (Address of principal executive offices)

                                 (212) 272-2000
               Registrant's telephone number, including area code
                            ------------------------

                              Ellen T. Arthur, Esq.
                       Bear Stearns Funds Management Inc.
                                 245 Park Avenue
                            New York, New York 10167
                     (Name and Address of Agent for service)

                                    Copy to:

                              Beth R. Kramer, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                            New York, N.Y. 10019-5820


It is proposed that this filing will become effective:  (check appropriate box).

     ___   immediately  upon  filing  pursuant  to  paragraph  (b)

     ___   on  (date)  pursuant  to paragraph  (b)

      x    60 days after filing  pursuant to  paragraph  (a) (i)
     ---
     ___   on (date) pursuant to paragraph (a)(i)

     ___   75 days after filing pursuant to paragraph  (a)(ii)

     ___   on (date) pursuant to paragraph  (a)(ii) of Rule 485.

If appropriate,  check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       DECLARATION PURSUANT TO RULE 24f-2

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended. Registrant has filed the Rule 24f- 2 Notice for its fiscal year ended March 31, 1996 on May 28, 1996.


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